PARNASSUS INCOME FUNDS

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06673

Parnassus Income Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon

Parnassus Income Funds

1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.

PARNASSUS EQUITY INCOME FUND

Portfolio of Investments as of September 30, 2013 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value ($)

	Chemicals
1,827,019	Compass Minerals International Inc. Ω		139,346,739
1,001,200	Praxair Inc.		120,354,252
		3.7%	259,700,991

	Communications Equipment
2,853,430	QUALCOMM Inc.	2.7%	192,207,045

	Computers
625,745	Apple Inc.	4.2%	298,323,929

	Consulting Services
150,170	Accenture PLC	0.2%	11,058,519

	Cosmetics & Personal Care
3,353,980	Procter & Gamble Co.	3.6%	253,527,348

	Data Processing
3,474,125	Paychex Inc.	2.0%	141,188,440

	Financial Services
6,007,040	Charles Schwab Corp.		126,988,826
275,325	MasterCard Inc.		185,233,154
		4.5%	312,221,980

	Food Products
1,683,633	McCormick & Co.		108,931,055
8,284,820	Mondelez International Inc.		260,309,044
2,252,670	PepsiCo Inc.		179,087,265
5,290,735	Sysco Corp.		168,404,095
		10.2%	716,731,459

	Home Products
1,132,300	WD-40 Co. Ω	1.0%	73,486,270

	Industrial Manufacturing
3,181,522	Pentair Ltd.		206,608,039
1,601,900	Teleflex Inc.		131,804,332
6,560,402	Xylem Inc.		183,232,028
		7.4%	521,644,399

	Insurance
1,001,160	Verisk Analytics Inc. θ	0.9%	65,035,354

	Internet
180,215	Google Inc. θ	2.2%	157,852,121

	Medical Equipment
3,187,330	Patterson Companies Inc.	1.8%	128,130,666

	Natural Gas
2,252,660	Energen Corp.		172,080,697
6,007,125	MDU Resources Group Inc.		168,019,286
1,668,935	Northwest Natural Gas Co. Ω		70,061,891
4,528,416	Spectra Energy Corp.		155,007,680
		8.1%	565,169,554

	Oil & Gas
2,848,375	National Oilwell Varco Inc.		222,486,571
5,306,060	W&T Offshore Inc. Ω		94,023,383
		4.5%	316,509,954

	Pharmaceuticals
2,502,970	Gilead Sciences Inc. θ		157,286,635
1,767,090	Novartis AG (ADR)		135,553,474
		4.2%	292,840,109

	Professional Services
6,769,508	Iron Mountain Inc.	2.6%	182,912,106

	Retail
3,153,735	CVS Caremark Corp.		178,974,461
2,202,610	Target Corp.		140,922,988
		4.5%	319,897,449

	Semiconductor Capital Equipment
17,577,927	Applied Materials Inc.	4.4%	308,316,840

	Services
5,636,278	Thomson Reuters Corp. λ	2.8%	197,326,093

	Telecommunications Equipment
4,742,372	Motorola Solutions Inc.	4.0%	281,602,049

	Telecommunication Services
6,195,434	Shaw Communications Inc. λ	2.0%	143,981,886

	Transportation
5,365,553	C.H. Robinson Worldwide Inc. λ		319,572,337
4,705,345	Expeditors International of Washington Inc.		207,317,501
1,551,840	United Parcel Service Inc.		141,791,621
		9.5%	668,681,459

	Utility & Power Distribution
1,790,857	AGL Resources Inc.		82,433,148
8,415,309	Questar Corp.		189,260,299
		3.9%	271,693,447

	Waste Management
4,705,585	Waste Management Inc.	2.8%	194,058,325

	Total investment in equities
	(cost $5,245,083,773)	97.7%	6,874,097,792

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Certificates of Deposit α
100,000	Community Bank of the Bay 0.30%, matures 07/15/2014		96,855
250,000	Community Trust Credit Union 0.80%, matures 10/15/2013		249,617
		0.0%	346,472

	Certificates of Deposit Account Registry Service α
500,000	CDARS agreement with Community Bank of the Bay,
	dated 10/11/2012, matures 10/10/2013, 0.15%
	Participating depository institutions:
	Citizens Business Bank, par 180,341;
	Peoples State Bank, par 241,000;
	United Community Bank, par 78,659;
	(cost $499,507)		499,507
500,000	CDARS agreement with Community Bank of the Bay,
	dated 10/18/2012, matures 10/17/2013, 0.15%
	Participating depository institutions:
	Bank of the West, par 221,129;
	Flagstar Bank, par 38,370;
	The Huntington National Bank, par 241,000;
	(cost $499,123)		499,123
500,000	CDARS agreement with Community Bank of the Bay,
	dated 01/24/2013, matures 01/23/2014, 0.15%
	Participating depository institutions:
	Apple Bank for Savings, par 15,193;
	Citizens Business Bank, par 60,659;
	First Bank, par 241,000;
	MB Financial Bank, par 183,148;
	(cost $493,737)		493,737
500,000	CDARS agreement with Community Bank of the Bay,
	dated 02/07/2013, matures 02/06/2014, 0.15%
	Participating depository institutions:
	First Commonwealth Bank, par 241,000;
	Flagstar Bank, par 202,630;
	The PrivateBank and Trust Company, par 56,370;
	(cost $492,913)		492,913
		0.0%	1,985,280

	Community Development Loans α
100,000	Boston Community Loan Fund 1.00%, matures 04/15/2014		96,762
5,000,000	MicroVest Plus, LP Note 2.50%, matures 10/15/2013		4,988,494
200,000	New Hampshire Community Loan Fund 1.00%, matures 07/15/2014		190,565
200,000	Root Capital Loan Fund 1.50%, matures 01/25/2014		196,187
100,000	Vermont Community Loan Fund 1.00%, matures 04/15/2014		96,762
		0.1%	5,568,770

	Time Deposits
202,466,361	BBH Cash Management Service
	Citibank, New York 0.03%, due 10/01/2013		75,000,000
	JPM Chase, New York 0.03%, due 10/01/2013		75,000,000
	U.S. Bank NA, Cincinnati 0.03%, due 10/01/2013		27,720,293
	Wells Fargo, San Francisco 0.03%, due 10/01/2013		24,746,068
		2.9%	202,466,361

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
301,250,966	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.02%	4.3%	301,250,966

	Total short-term securities
	(cost $511,617,849)	7.3%	511,617,849

	Total securities
	(cost $5,756,701,622)	105.0%	7,385,715,641

	Payable upon return of securities loaned	(4.3)%	(301,250,966)

	Other assets and liabilities - net	(0.7)%	(51,356,180)

	Total net assets	100.0%	7,033,108,495

Ω	Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.

θ	This security is non-income producing.

λ	This security, or partial position of this security, was on loan at September 30, 2013. The total value of the securities on loan at September 30, 2013 was $295,078,362.

α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

The portfolio of investments as of September 30, 2013 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2013, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Equity Income Fund

Cost of long-term investments	$5,245,163,377
Unrealized appreciation	$1,631,828,885
Unrealized depreciation	(2,894,470)

Net unrealized appreciation	$1,628,934,415

The Parnassus Equity Income Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The Fund adopted Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and requires additional disclosure related to recurring and nonrecurring fair value measurements with respect to transfer in and out of Levels 1 and 2. It also clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The following table summarizes the portfolio's financial assets as of September 30, 2013, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$482,230,967	$-	$-	$482,230,967
Consumer Staples	1,222,719,539	-	-	1,222,719,539
Energy	643,598,332	-	-	643,598,332
Financials	126,988,826	-	-	126,988,826
Health Care	552,775,107	-	-	552,775,107
Industrials	1,500,527,310	-	-	1,500,527,310
Information Technology	1,575,782,095	-	-	1,575,782,095
Materials	259,700,991	-	-	259,700,991
Utilities	509,774,625	-	-	509,774,625
Short-Term Investments	503,717,327	-	7,900,522	511,617,849
Total	$7,377,815,119	$-	$7,900,522	$7,385,715,641

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of September 30, 2013:

Certificates of Deposit & Community Development Loans
Balance as of December 31, 2012	$7,561,876
Discounts/premiums amortization	238,646
Purchases	1,700,000
Sales	(1,600,000)
Balance as of September 30, 2013	$7,900,522

There were no significant transfers between Level 1 and Level 2. Additionally, there were no significant transfers in and/or out of Level 3.

Quantitative information about Level 3 fair value measurements:

	Fair Value at	Valuation		Range /
	September 30, 2013	Technique	Unobservable Input	Weighted Average
Certificates of Deposit	$2,331,752	Liquidity Discount	Discount for Lack of Marketability	4%
Community Development Loans	$5,568,770	Liquidity Discount	Discount for Lack of Marketability	6%
			Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposits are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

The Fund values securities and other assets for which market quotations are not readily available or reliable by appraisal at their fair value as determined in good faith by the Fund's investment adviser under procedure established by and under the general supervision and responsibility of the Trustees. The Fund’s valuation committee is comprised of independent trustees who also comprise the Fund’s audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting shares. During the nine-month period ended September 30, 2013, the Funds below held 5% or more of the outstanding voting shares of the noted portfolio companies. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

A summary of transactions in the securities of issuers affiliated with the Fund for the nine-month period ended September 30, 2013 is set forth below:

	December 31, 2012
Name of Company:	Beginning shares	Shares purchased	Shares sold	Ending shares	Market Value	Dividend Income
Compass Minerals International Inc.	1,432,083	394,936	-	1,827,019	$139,346,739	$2,875,100
Northwest Natural Gas Co.	1,563,129	105,806	-	1,668,935	70,061,891	2,197,709
W&T Offshore Inc.	4,000,000	1,306,060	-	5,306,060	94,023,383	1,318,058
WD-40 Co.	1,131,000	1,300	-	1,132,300	73,486,270	1,051,830
Total Affiliates					$376,918,283	$7,442,697

PARNASSUS FIXED - INCOME FUND

Portfolio of Investments as of September 30, 2013 (unaudited)

Principal Amount $	Commercial Mortgage-Backed Securities	Percent of Net Assets	Market Value ($)

	Commercial Mortgage-Backed Securities
1,000,000	MSC Trust 2011-C1 A2 3.88%, due 09/15/2047		1,055,807
1,000,000	UBSBB Trust 2012-C2 A3 3.06%, due 05/10/2063		1,009,376

	Total investment in commercial mortgage-backed securities
	(cost $2,052,353)	1.1%	2,065,183

Principal Amount $	Convertible Bonds	Percent of Net Assets	Market Value ($)

	Health Care Services
1,000,000	Hologic Inc. 2.00%, due 12/15/2037	0.5%	1,001,250

	Total investment in convertible bonds
	(cost $714,248)	0.5%	1,001,250

Principal Amount $	Corporate Bonds	Percent of Net Assets	Market Value ($)

	Air Transportation
1,539,338	Southwest Air 07-1 Trust 6.15%, due 08/01/2022	1.0%	1,770,239

	Chemicals
2,500,000	Praxair Inc. 4.38%, due 03/31/2014		2,547,203
3,000,000	Praxair Inc. 4.50%, due 08/15/2019		3,386,631
		3.2%	5,933,834

	Computers
2,000,000	IBM Corp. 6.50%, due 10/15/2013		2,004,130
1,000,000	IBM Corp. 3.38%, due 08/01/2023		986,598
		1.6%	2,990,728

	Cosmetics & Personal Care
2,000,000	Procter & Gamble Co. 4.95%, due 08/15/2014		2,081,072
4,000,000	Procter & Gamble Co. 2.30%, due 02/06/2022		3,809,700
		3.2%	5,890,772

	Data Processing
2,000,000	Fiserv Inc. 3.13%, due 10/01/2015	1.1%	2,073,856

	Food Products
3,000,000	Mondelez International Inc. 5.38%, due 02/10/2020	1.8%	3,387,513

	Health Care Products
2,000,000	CR Bard Inc. 4.40%, due 01/15/2021	1.1%	2,125,696

	Health Care Services
2,000,000	Cardinal Health Inc. 1.70%, due 03/15/2018	1.1%	1,954,524

	Internet
3,000,000	Google Inc. 3.63%, due 05/19/2021	1.7%	3,142,101

	Pharmaceuticals
3,000,000	Genentech Inc. 4.75%, due 07/15/2015		3,214,113
3,000,000	Genzyme Corp. 3.63%, due 06/15/2015		3,150,384
		3.4%	6,364,497

	Retail
2,000,000	CVS Caremark Corp. 4.13%, due 05/15/2021		2,098,270
3,500,000	TJX Cos., Inc. 4.20%, due 08/15/2015		3,729,824
		3.2%	5,828,094

	Semiconductor Capital Equipment
2,000,000	Applied Materials Inc. 4.30%, due 06/15/2021	1.1%	2,093,710

	Software
2,000,000	Adobe Systems Inc. 3.25%, due 02/01/2015		2,064,718
2,000,000	Intuit Inc. 5.75%, due 03/15/2017		2,228,298
		2.3%	4,293,016

	Telecommunications Equipment
500,000	Corning Inc. 6.63%, due 05/15/2019	0.3%	606,571

	Transportation
2,000,000	Burlington Northern Santa Fe Corp. 4.70%, due 10/01/2019		2,229,430
2,000,000	FedEx Corp. 2.70%, due 04/15/2023		1,834,892
		2.2%	4,064,322

	Utility & Power Distribution
2,000,000	AGL Capital Corp. 5.25%, due 08/15/2019	1.2%	2,276,138

	Waste Management
3,000,000	Waste Management Inc. 6.38%, due 03/11/2015		3,226,410
2,000,000	Waste Management Inc. 7.13%, due 12/15/2017		2,336,966
		3.0%	5,563,376

	Total investment in corporate bonds
	(cost $58,399,832)	32.5%	60,358,987

Principal Amount $	Federal Agency Mortgage-Backed Securities	Percent of Net Assets	Market Value ($)

	Federal Agency Mortgage-Backed Securities
1,086,310	Fannie Mae Pool 931739 4.00%, due 08/01/2024		1,153,201
1,011,508	Fannie Mae Pool AH0973 4.00%, due 12/01/2025		1,073,582
1,096,933	Fannie Mae Pool AD5108 3.50%, due 12/01/2025		1,158,208
1,211,725	Fannie Mae Pool MA0695 4.00%, due 04/01/2031		1,292,460
989,587	Freddie Mac Pool G14809 3.00%, due 07/01/2028		1,025,139
1,101,390	Freddie Mac Pool A93451 4.50%, due 08/01/2040		1,174,943

	Total investment in federal agency mortgage-backed securities
	(cost $6,835,637)	3.7%	6,877,533

Principal Amount $	Supranational Bonds	Percent of Net Assets	Market Value ($)

	Supranational Bonds
5,000,000	International Finance Corp. 0.50%, due 05/16/2016	2.7%	4,973,840

	Total investment in supranational bonds
	(cost $4,990,050)	2.7%	4,973,840

Principal Amount $	U.S. Government Treasury Bonds	Percent of Net Assets	Market Value ($)

	U.S. Government Treasury Bonds
5,000,000	U.S. Treasury 2.00%, due 11/30/2013		5,016,015
6,000,000	U.S. Treasury 2.63%, due 06/30/2014		6,113,202
6,000,000	U.S. Treasury 2.38%, due 09/30/2014		6,134,298
3,000,000	U.S. Treasury 2.50%, due 04/30/2015		3,106,758
3,000,000	U.S. Treasury 2.13%, due 05/31/2015		3,092,694
6,000,000	U.S. Treasury 1.88%, due 06/30/2015		6,165,936
1,000,000	U.S. Treasury 1.50%, due 07/31/2016		1,025,312
3,500,000	U.S. Treasury 2.50%, due 06/30/2017		3,700,158
1,000,000	U.S. Treasury 3.75%, due 11/15/2018		1,115,703
5,000,000	U.S. Treasury 2.75%, due 02/15/2019		5,320,310
2,000,000	U.S. Treasury 3.63%, due 08/15/2019		2,220,000
4,000,000	U.S. Treasury 3.38%, due 11/15/2019		4,387,500
5,000,000	U.S. Treasury 3.63%, due 02/15/2020		5,554,690
5,000,000	U.S. Treasury 3.50%, due 05/15/2020		5,514,060
6,000,000	U.S. Treasury 2.13%, due 08/15/2021		5,951,250
6,000,000	U.S. Treasury 2.00%, due 02/15/2022		5,832,654
6,000,000	U.S. Treasury 1.75%, due 05/15/2022		5,682,654
6,000,000	U.S. Treasury 2.00%, due 02/15/2023		5,714,532
3,000,000	U.S. Treasury 1.75%, due 05/15/2023		2,779,923
2,000,000	U.S. Treasury 2.50%, due 08/15/2023		1,979,688
6,000,000	U.S. Treasury 3.50%, due 02/15/2039		5,885,628
1,115,020	U.S. Treasury (TIPS) 1.75%, due 01/15/2028		1,248,561

	Total investment in U.S. government treasury bonds
	(cost $93,368,945)	50.3%	93,541,526

	Total investment in long-term securities
	(cost $166,361,065)	90.8%	168,818,319

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Community Development Loans α
2,500,000	MicroVest Plus, LP Note 2.50%, matures 10/15/2013	1.4%	2,494,247

	Time Deposits
18,299,220	BBH Cash Management Service
	US Bank NA, Cincinnati 0.03%, due 10/01/2013	9.8%	18,299,220

	Total short-term securities
	(cost $20,793,467)	11.2%	20,793,467

	Total securities
	(cost $187,154,532)	102.0%	189,611,786

	Other assets and liabilities - net	(2.0)%	(3,668,998)

	Total net assets	100.0%	185,942,788

α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

The portfolio of investments as of September 30, 2013 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2013, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Fixed-Income Fund

Cost of long-term investments	$166,361,065
Unrealized appreciation	$4,867,331
Unrealized depreciation	(2,410,077)

Net unrealized appreciation	$2,457,254

The Parnassus Fixed-Income Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The Fund adopted Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and requires additional disclosure related to recurring and nonrecurring fair value measurements with respect to transfer in and out of Levels 1 and 2. It also clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The following table summarizes the portfolio's financial assets as of September 30, 2013, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$-	$2,065,183	$-	$2,065,183
Convertible Bonds	-	1,001,250	-	1,001,250
Corporate Bonds	-	60,358,987	-	60,358,987
Federal Agency Mortgage-Backed Securities	-	6,877,533	-	6,877,533
Supranational Bonds	-	4,973,840	-	4,973,840
U.S. Government Treasury Bonds	-	93,541,526	-	93,541,526
Short-Term Investments	18,299,220	-	2,494,247	20,793,467
Total	$18,299,220	$168,818,319	$2,494,247	$189,611,786

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of September 30, 2013:

Community Development Loans
Balance as of December 31, 2012	$2,382,055
Discounts/premiums amortization	112,192
Purchases	-
Sales	-
Balance as of September 30, 2013	$2,494,247

Quantitative information about Level 3 fair value measurements:

	Fair Value at	Valuation		Range /
	September 30, 2013	Technique	Unobservable Input	Weighted Average
Community Development Loans	$2,494,247	Liquidity Discount	Discount for Lack of Marketability	6%
			Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposits are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

The Fund values securities and other assets for which market quotations are not readily available or reliable by appraisal at their fair value as determined in good faith by the Fund's investment adviser under procedure established by and under the general supervision and responsibility of the Trustees. The Fund’s valuation committee is comprised of independent trustees who also comprise the Fund’s audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Income Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 7, 2013

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	November 7, 2013